UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23872

Themes ETF Trust

(Exact name of registrant as specified in charter)

34 East Putnam Avenue Suite 112

Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Themes Management Company, LLC

34 East Putnam Avenue Suite 112

Greenwich, CT 06830
(Name and address of agent for service)

(646) 206-1788

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Leverage Shares 2X Long ADBE Daily ETF
ADBG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ADBE Daily ETF for the period of March 20, 2025 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long ADBE Daily ETF	$8*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$336,021
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
Adobe, Inc.	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ADBE Daily ETF	PAGE 1	TSR-SAR-882927387

Leverage Shares 2X Long AMD Daily ETF
AMDG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long AMD Daily ETF for the period of January 23, 2025 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long AMD Daily ETF	$15*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,470,299
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
Advanced Micro Devices, Inc.	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long AMD Daily ETF	PAGE 1	TSR-SAR-882927627

Leverage Shares 2X Long ARM Daily ETF
ARMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ARM Daily ETF for the period of January 13, 2025 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long ARM Daily ETF	$17*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,493,890
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
ARM Holdings PLC	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ARM Daily ETF	PAGE 1	TSR-SAR-882927577

Leverage Shares 2X Long ASML Daily ETF
ASMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ASML Daily ETF for the period of January 13, 2025 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long ASML Daily ETF	$19*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,871,919
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
ASML Holding NV	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long ASML Daily ETF	PAGE 1	TSR-SAR-882927668

Leverage Shares 2X Long COIN Daily ETF
COIG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long COIN Daily ETF for the period of March 13, 2025 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long COIN Daily ETF	$11*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$531,229
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
Coinbase Global, Inc.	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long COIN Daily ETF	PAGE 1	TSR-SAR-882927635

Leverage Shares 2X Long CRM Daily ETF
CRMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CRM Daily ETF for the period of April 3, 2025 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long CRM Daily ETF	$6*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$322,584
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
Salesforce, Inc.	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long CRM Daily ETF	PAGE 1	TSR-SAR-882927338

Leverage Shares 2X Long HOOD Daily ETF
HOOG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long HOOD Daily ETF for the period of March 20, 2025 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long HOOD Daily ETF	$9*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,648,290
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
Robinhood Markets, Inc.	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long HOOD Daily ETF	PAGE 1	TSR-SAR-882927460

Leverage Shares 2X Long NVDA Daily ETF
NVDG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NVDA Daily ETF for the period of December 12, 2024 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long NVDA Daily ETF	$21*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$12,185,386
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
NVIDIA Corp.	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long NVDA Daily ETF	PAGE 1	TSR-SAR-882927676

Leverage Shares 2X Long PANW Daily ETF
PANG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PANW Daily ETF for the period of March 20, 2025 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long PANW Daily ETF	$8*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$733,565
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
Palo Alto Networks, Inc.	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long PANW Daily ETF	PAGE 1	TSR-SAR-882927429

Leverage Shares 2X Long PLTR Daily ETF
PLTG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PLTR Daily ETF for the period of April 24, 2025 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long PLTR Daily ETF	$1*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$450,435
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
Palantir Technologies, Inc.	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long PLTR Daily ETF	PAGE 1	TSR-SAR-882927395

Leverage Shares 2X Long PYPL Daily ETF
PYPG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PYPL Daily ETF for the period of April 3, 2025 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long PYPL Daily ETF	$6*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$496,042
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
PayPal Holdings, Inc.	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long PYPL Daily ETF	PAGE 1	TSR-SAR-882927452

Leverage Shares 2X Long TSLA Daily ETF
TSLG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long TSLA Daily ETF for the period of December 12, 2024 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long TSLA Daily ETF	$19*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$20,123,066
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
Tesla, Inc.	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long TSLA Daily ETF	PAGE 1	TSR-SAR-882927684

Leverage Shares 2X Long TSM Daily ETF
TSMG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long TSM Daily ETF for the period of January 13, 2025 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long TSM Daily ETF	$18*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,347,389
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long TSM Daily ETF	PAGE 1	TSR-SAR-882927585

Leverage Shares 2X Long XYZ Daily ETF
XYZG (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Leverage Shares 2X Long XYZ Daily ETF for the period of April 3, 2025 to April 30, 2025. You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long XYZ Daily ETF	$6*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$421,371
Number of Holdings	4
Portfolio Turnover	0%
Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(% of net assets)
Block, Inc.	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Leverage Shares 2X Long XYZ Daily ETF	PAGE 1	TSR-SAR-882927478

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Themes ETF Trust
Leverage Shares 2X Long ADBE Daily ETF | ADBG
Leverage Shares 2X Long AMD Daily ETF | AMDG
Leverage Shares 2X Long ARM Daily ETF | ARMG
Leverage Shares 2X Long ASML Daily ETF | ASMG
Leverage Shares 2X Long COIN Daily ETF | COIG
Leverage Shares 2X Long CRM Daily ETF | CRMG
Leverage Shares 2X Long HOOD Daily ETF | HOOG
Leverage Shares 2X Long NVDA Daily ETF | NVDG
Leverage Shares 2X Long PANW Daily ETF | PANG
Leverage Shares 2X Long PLTR Daily ETF | PLTG
Leverage Shares 2X Long PYPL Daily ETF | PYPG
Leverage Shares 2X Long TSLA Daily ETF | TSLG
Leverage Shares 2X Long TSM Daily ETF | TSMG
Leverage Shares 2X Long XYZ Daily ETF | XYZG
Semi-Annual Financial Statements and Additional Information
April 30, 2025

Leverage Shares 2X Long ADBE Daily ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%
First American Treasury Obligations Fund - Class X, 4.25%(a)	14,978	$14,978
TOTAL SHORT-TERM INVESTMENTS (Cost $14,978)		14,978
TOTAL INVESTMENTS - 4.5% (Cost $14,978)		$14,978
Other Assets in Excess of Liabilities - 95.5%		321,043
TOTAL NET ASSETS - 100.0%		$336,021

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
Schedule of Total Return Swap Contracts
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Adobe, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	04/21/2026	$187,490	$(7,391)
Adobe, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	04/22/2026	334,482	3,269
Adobe, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	04/21/2026	149,992	(682)
Net Unrealized Appreciation (Depreciation)							$(4,804)

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

LEVERAGE SHARES 2X LONG AMD DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 14.6%
Money Market Funds - 14.6%
First American Treasury Obligations Fund - Class X, 4.25%(a)	214,467	$214,467
TOTAL SHORT-TERM INVESTMENTS (Cost $214,467)		214,467
TOTAL INVESTMENTS - 14.6% (Cost $214,467)		$214,467
Other Assets in Excess of Liabilities - 85.4%		1,255,832
TOTAL NET ASSETS - 100.0%		$1,470,299

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.25%	Termination	02/24/2026	$1,654,561	$13,504
Advanced Micro Devices, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	03/03/2026	710,071	4,909
Advanced Micro Devices, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 1.25%	Termination	02/24/2026	596,463	(1,437)
Net Unrealized Appreciation (Depreciation)							$16,976

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

Leverage Shares 2X Long ARM Daily ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%
First American Treasury Obligations Fund - Class X, 4.25%(a)	222,882	$222,882
TOTAL SHORT-TERM INVESTMENTS (Cost $222,882)		222,882
TOTAL INVESTMENTS - 5.0% (Cost $222,882)		$222,882
Other Assets in Excess of Liabilities - 95.0%		4,271,008
TOTAL NET ASSETS - 100.0%		$ 4,493,890

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
Schedule of Total Return Swap Contracts
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Arm Holdings Plc. ADR	Cantor Fitzgerald & Co.	Receive	OBFR + 1.25%	Termination	02/17/2026	$ 2,425,844	$36,900
Arm Holdings Plc. ADR	Clear Street LLC	Receive	OBFR + 1.25%	Termination	02/10/2026	5,841,983	91,171
Arm Holdings Plc. ADR	Marex Capital Markets Inc.	Receive	OBFR + 1.25%	Termination	02/13/2026	789,796	(1,078)
Net Unrealized Appreciation (Depreciation)							$ 126,993

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

LEVERAGE SHARES 2X LONG ASML DAILY ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 8.3%
Money Market Funds - 8.3%
First American Treasury Obligations Fund - Class X, 4.25%(a)	154,635	$154,635
TOTAL SHORT-TERM INVESTMENTS (Cost $154,635)		154,635
TOTAL INVESTMENTS - 8.3% (Cost $154,635)		$154,635
Other Assets in Excess of Liabilities - 91.7%		1,717,284
TOTAL NET ASSETS - 100.0%		$1,871,919

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
ASML Holding N.V. ADR	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	02/17/2026	$1,102,332	$(842)
ASML Holding N.V. ADR	Clear Street LLC	Receive	OBFR + 1.25%	Termination	02/17/2026	1,821,854	585
ASML Holding N.V. ADR	Marex Capital Markets Inc.	Receive	OBFR + 1.25%	Termination	02/13/2026	849,130	503
Net Unrealized Appreciation (Depreciation)							$246

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

Leverage Shares 2X Long COIN Daily ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 10.2%
Money Market Funds - 10.2%
First American Treasury Obligations Fund - Class X, 4.25%(a)	54,277	$54,277
TOTAL SHORT-TERM INVESTMENTS (Cost $54,277)		54,277
TOTAL INVESTMENTS - 10.2% (Cost $54,277)		$54,277
Other Assets in Excess of Liabilities - 89.8%		476,952
TOTAL NET ASSETS - 100.0%		$531,229

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
Schedule of Total Return Swap Contracts
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Coinbase Global, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.00%	Termination	04/14/2026	$371,492	$(5,541)
Coinbase Global, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	04/14/2026	182,601	(4,659)
Coinbase Global, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 2.50%	Termination	04/14/2026	513,312	(4,018)
Net Unrealized Appreciation (Depreciation)							$(14,218)

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

Leverage Shares 2X Long CRM Daily ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 10.4%
Money Market Funds - 10.4%
First American Treasury Obligations Fund - Class X, 4.25%(a)	33,629	$33,629
TOTAL SHORT-TERM INVESTMENTS (Cost $33,629)		33,629
TOTAL INVESTMENTS - 10.4% (Cost $33,629)		$33,629
Other Assets in Excess of Liabilities - 89.6%		288,955
TOTAL NET ASSETS - 100.0%		$322,584

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
Schedule of Total Return Swap Contracts
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Salesforce, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	05/04/2026	$507,862	$2,674
Salesforce, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	05/05/2026	110,977	(941)
Salesforce, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	05/04/2026	26,871	105
Net Unrealized Appreciation (Depreciation)							$1,838

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

Leverage Shares 2X Long HOOD Daily ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 6.7%
Money Market Funds - 6.7%
First American Treasury Obligations Fund - Class X, 4.25%(a)	110,036	$110,036
TOTAL SHORT-TERM INVESTMENTS (Cost $110,036)		110,036
TOTAL INVESTMENTS - 6.7% (Cost $110,036)		$110,036
Other Assets in Excess of Liabilities - 93.3%		1,538,254
TOTAL NET ASSETS - 100.0%		$1,648,290

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
Schedule of Total Return Swap Contracts
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.75%	Termination	04/21/2026	$730,511	$(2,936)
Robinhood Markets, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination	04/22/2026	2,345,494	(30,510)
Robinhood Markets, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	04/21/2026	255,372	(526)
Net Unrealized Appreciation (Depreciation)							$(33,972)

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

Leverage Shares 2X Long NVDA Daily ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 10.4%
Money Market Funds - 10.4%
First American Treasury Obligations Fund - Class X, 4.25%(a)	1,270,694	$1,270,694
TOTAL SHORT-TERM INVESTMENTS (Cost $1,270,694)		1,270,694
TOTAL INVESTMENTS - 10.4% (Cost $1,270,694)		$1,270,694
Other Assets in Excess of Liabilities - 89.6%		10,914,692
TOTAL NET ASSETS - 100.0%		$12,185,386

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
Schedule of Total Return Swap Contracts
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
NVIDIA Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.50%	Termination	01/19/2026	$2,559,620	$(342,077)
NVIDIA Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	01/20/2026	15,907,004	(101,955)
NVIDIA Corp.	Marex Capital Markets Inc.	Receive	OBFR + 2.00%	Termination	01/14/2026	6,048,872	(12,602)
Net Unrealized Appreciation (Depreciation)							$(456,634)

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

8

Leverage Shares 2X Long PANW Daily ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 6.5%
Money Market Funds - 6.5%
First American Treasury Obligations Fund - Class X, 4.25%(a)	47,486	$47,486
TOTAL SHORT-TERM INVESTMENTS (Cost $47,486)		47,486
TOTAL INVESTMENTS - 6.5% (Cost $47,486)		$47,486
Other Assets in Excess of Liabilities - 93.5%		686,079
TOTAL NET ASSETS - 100.0%		$ 733,565

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
Schedule of Total Return Swap Contracts
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Palo Alto Networks, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	04/21/2026	$275,722	$5,048
Palo Alto Networks, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	04/22/2026	1,032,601	13,823
Palo Alto Networks, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	04/21/2026	158,891	(249)
Net Unrealized Appreciation (Depreciation)							$ 18,622

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

Leverage Shares 2X Long PLTR Daily ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 6.6%
Money Market Funds - 6.6%
First American Treasury Obligations Fund - Class X, 4.25%(a)	29,784	$29,784
TOTAL SHORT-TERM INVESTMENTS (Cost $29,784)		29,784
TOTAL INVESTMENTS - 6.6% (Cost $29,784)		$29,784
Other Assets in Excess of Liabilities - 93.4%		420,651
TOTAL NET ASSETS - 100.0%		$450,435

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
Schedule of Total Return Swap Contracts
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Palantir Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.50%	Termination	05/27/2026	$355,320	$31,547
Palantir Technologies, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination	05/27/2026	367,875	28,128
Palantir Technologies, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Termination	05/26/2026	177,660	(198)
Net Unrealized Appreciation (Depreciation)							$59,477

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

10

Leverage Shares 2X Long PYPL Daily ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%
First American Treasury Obligations Fund - Class X, 4.25%(a)	34,419	$34,419
TOTAL SHORT-TERM INVESTMENTS (Cost $34,419)		34,419
TOTAL INVESTMENTS - 6.9% (Cost $34,419)		$34,419
Other Assets in Excess of Liabilities - 93.1%		461,623
TOTAL NET ASSETS - 100.0%		$496,042

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
Schedule of Total Return Swap Contracts
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
PayPal Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	05/04/2026	$184,352	$9,783
PayPal Holdings, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	05/05/2026	727,664	33,132
PayPal Holdings, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	05/04/2026	79,996	(247)
Net Unrealized Appreciation (Depreciation)							$42,668

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

Leverage Shares 2X Long TSLA Daily ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 12.2%
Money Market Funds - 12.2%
First American Treasury Obligations Fund - Class X, 4.25%(a)	2,448,933	$2,448,933
TOTAL SHORT-TERM INVESTMENTS (Cost $2,448,933)		2,448,933
TOTAL INVESTMENTS - 12.2% (Cost $2,448,933)		$2,448,933
Other Assets in Excess of Liabilities - 87.8%		17,674,133
TOTAL NET ASSETS - 100.0%		$20,123,066

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
Schedule of Total Return Swap Contracts
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Tesla, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination	01/19/2026	$4,119,536	$691,780
Tesla, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination	01/20/2026	26,969,135	(369,527)
Tesla, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 2.00%	Termination	01/14/2026	9,316,077	(18,411)
Net Unrealized Appreciation (Depreciation)							$303,842

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

Leverage Shares 2X Long TSM Daily ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
First American Treasury Obligations Fund - Class X, 4.25%(a)	45,940	$45,940
TOTAL SHORT-TERM INVESTMENTS (Cost $45,940)		45,940
TOTAL INVESTMENTS - 3.4% (Cost $45,940)		$45,940
Other Assets in Excess of Liabilities - 96.6%		1,301,449
TOTAL NET ASSETS - 100.0%		$1,347,389

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
Schedule of Total Return Swap Contracts
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	Cantor Fitzgerald & Co.	Receive	OBFR + 1.25%	Termination	02/17/2026	$637,589	$7,532
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	Clear Street LLC	Receive	OBFR + 1.25%	Termination	02/24/2026	1,889,931	18,226
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	Marex Capital Markets Inc.	Receive	OBFR + 1.25%	Termination	02/13/2026	189,860	362
Net Unrealized Appreciation (Depreciation)							$26,120

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

13

Leverage Shares 2X Long XYZ Daily ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 22.3%
Money Market Funds - 22.3%
First American Treasury Obligations Fund - Class X, 4.25%(a)	94,160	$94,160
TOTAL SHORT-TERM INVESTMENTS (Cost $94,160)		94,160
TOTAL INVESTMENTS - 22.3% (Cost $94,160)		$94,160
Other Assets in Excess of Liabilities - 77.7%		327,211
TOTAL NET ASSETS - 100.0%		$421,371

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
Schedule of Total Return Swap Contracts
April 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Block, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination	05/04/2026	$208,095	$15,008
Block, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination	05/05/2026	155,706	6,393
Block, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Termination	05/04/2026	478,518	(1,883)
Net Unrealized Appreciation (Depreciation)							$19,518

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

14

Themes ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)

	Leverage Shares 2X Long ADBE Daily ETF	Leverage Shares 2X Long AMD Daily ETF	Leverage Shares 2X Long ARM Daily ETF	Leverage Shares 2X Long ASML Daily ETF	Leverage Shares 2X Long COIN Daily ETF
ASSETS:
Investments, at value	$14,978	$214,467	$222,882	$154,635	$54,277
Cash	—	25,134	14,762	18,634	—
Deposit at broker	308,962	1,211,254	3,877,929	1,643,237	493,671
Unrealized appreciation on swap contracts	3,269	18,413	128,071	1,088	—
Due from broker for swap contracts	18,099	5,059	252,822	171,436	60,229
Interest receivable	85	242	617	871	193
Total assets	345,393	1,474,569	4,497,083	1,989,901	608,370
LIABILITIES:
Unrealized depreciation on swap contracts	8,073	1,437	1,078	842	14,218
Payable to adviser	190	758	2,115	1,922	312
Payable for investments purchased	—	—	—	—	—
Due to broker for swap contracts	1,109	2,075	—	115,218	62,611
Total liabilities	9,372	4,270	3,193	117,982	77,141
NET ASSETS	$ 336,021	$1,470,299	$4,493,890	$1,871,919	$531,229
Net Assets Consists of:
Paid-in capital	$375,000	$2,526,473	$8,370,181	$2,984,690	$430,463
Total distributable earnings/(accumulated losses)	(38,979)	(1,056,174)	(3,876,291)	(1,112,771)	100,766
Total net assets	$ 336,021	$1,470,299	$4,493,890	$1,871,919	$531,229
Net assets	$336,021	$1,470,299	$4,493,890	$1,871,919	$531,229
Shares issued and outstanding(a)	25,000	185,000	550,000	165,000	30,000
Net asset value per share	$13.44	$7.95	$8.17	$11.34	$17.71
COST:
Investments, at cost	$14,978	$214,467	$222,882	$154,635	$54,277

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

15

Themes ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Leverage Shares 2X Long CRM Daily ETF	Leverage Shares 2X Long HOOD Daily ETF	Leverage Shares 2X Long NVDA Daily ETF	Leverage Shares 2X Long PANW Daily ETF	Leverage Shares 2X Long PLTR Daily ETF
ASSETS:
Investments, at value	$33,629	$110,036	$1,270,694	$47,486	$29,784
Cash	—	—	—	—	—
Deposit at broker	281,122	1,509,412	11,850,171	472,655	345,216
Unrealized appreciation on swap contracts	2,779	—	—	18,871	59,675
Due from broker for swap contracts	6,062	65,415	13,322	21,823	15,958
Interest receivable	136	196	3,546	73	26
Receivable for fund shares sold	—	—	—	220,104	—
Prepaid expenses and other assets	—	—	—	—	—
Total assets	323,728	1,685,059	13,137,733	781,012	450,659
LIABILITIES:
Unrealized depreciation on swap contracts	941	33,972	456,634	249	198
Payable to adviser	203	523	6,269	189	26
Payable for investments purchased	—	—	—	—	—
Due to broker for swap contracts	—	2,274	489,444	47,009	—
Total liabilities	1,144	36,769	952,347	47,447	224
NET ASSETS	$ 322,584	$1,648,290	$12,185,386	$733,565	$450,435
Net Assets Consists of:
Paid-in capital	$291,185	$1,362,271	$16,290,298	$761,422	$375,000
Total distributable earnings/(accumulated losses)	31,399	286,019	(4,104,912)	(27,857)	75,435
Total net assets	$ 322,584	$1,648,290	$12,185,386	$733,565	$450,435
Net assets	$322,584	$1,648,290	$12,185,386	$733,565	$450,435
Shares issued and outstanding(a)	20,000	100,000	1,645,000	50,000	25,000
Net asset value per share	$16.13	$16.48	$7.41	$14.67	$18.02
COST:
Investments, at cost	$33,629	$110,036	$1,270,694	$47,486	$29,784

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

16

Themes ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)(Continued)

	Leverage Shares 2X Long PYPL Daily ETF	Leverage Shares 2X Long TSLA Daily ETF	Leverage Shares 2X Long TSM Daily ETF	Leverage Shares 2X Long XYZ Daily ETF
ASSETS:
Investments, at value	$34,419	$2,448,933	$45,940	$94,160
Cash	—	—	46,357	—
Deposit at broker	410,435	17,936,047	1,188,048	325,398
Unrealized appreciation on swap contracts	42,915	691,780	26,120	21,401
Due from broker for swap contracts	15,317	433,523	155,334	—
Interest receivable	124	8,671	121	200
Prepaid expenses and other assets	—	—	—	—
Total assets	503,210	21,518,954	1,461,920	441,159
LIABILITIES:
Unrealized depreciation on swap contracts	247	387,938	—	1,883
Payable to adviser	185	9,990	598	183
Payable for investments purchased	—	—	—	—
Due to broker for swap contracts	6,736	997,960	113,933	17,722
Total liabilities	7,168	1,395,888	114,531	19,788
NET ASSETS	$ 496,042	$20,123,066	$1,347,389	$421,371
Net Assets Consists of:
Paid-in capital	$456,553	$30,537,034	$1,639,900	$375,000
Total distributable earnings/(accumulated losses)	39,489	(10,413,968)	(292,511)	46,371
Total net assets	$ 496,042	$20,123,066	$1,347,389	$421,371
Net assets	$496,042	$20,123,066	$1,347,389	$421,371
Shares issued and outstanding(a)	30,000	3,990,000	150,000	25,000
Net asset value per share	$16.53	$5.04	$8.98	$16.85
COST:
Investments, at cost	$34,419	$2,448,933	$45,940	$94,160

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

17

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)

	Leverage Shares 2X Long ADBE Daily ETF	Leverage Shares 2X Long AMD Daily ETF	Leverage Shares 2X Long ARM Daily ETF	Leverage Shares 2X Long ASML Daily ETF	Leverage Shares 2X Long COIN Daily ETF
INVESTMENT INCOME:
Interest income	$142	$1,794	$3,629	$3,973	$320
Total investment income	142	1,794	3,629	3,973	320
EXPENSES:
Investment advisory fee	253	3,568	8,239	6,803	483
Total expenses	253	3,568	8,239	6,803	483
Net investment loss	(111)	(1,774)	(4,610)	(2,830)	(163)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(34,064)	(1,071,376)	(3,998,674)	(1,110,187)	115,147
Net realized gain (loss)	(34,064)	(1,071,376)	(3,998,674)	(1,110,187)	115,147
Net change in unrealized appreciation (depreciation) on:
Swap contracts	(4,804)	16,976	126,993	246	(14,218)
Net change in unrealized appreciation (depreciation)	(4,804)	16,976	126,993	246	(14,218)
Net realized and unrealized gain (loss)	(38,868)	(1,054,400)	(3,871,681)	(1,109,941)	100,929
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (38,979)	$(1,056,174)	$(3,876,291)	$(1,112,771)	$100,766

The accompanying notes are an integral part of these financial statements.

18

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Leverage Shares 2X Long CRM Daily ETF	Leverage Shares 2X Long HOOD Daily ETF	Leverage Shares 2X Long NVDA Daily ETF	Leverage Shares 2X Long PANW Daily ETF	Leverage Shares 2X Long PLTR Daily ETF
INVESTMENT INCOME:
Interest income	$135	$248	$9,614	$128	$26
Total investment income	135	248	9,614	128	26
EXPENSES:
Investment advisory fee	203	597	16,949	258	26
Total expenses	203	597	16,949	258	26
Net investment loss	(68)	(349)	(7,335)	(130)	0
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	29,629	320,340	(3,640,943)	(46,349)	15,958
Net realized gain (loss)	29,629	320,340	(3,640,943)	(46,349)	15,958
Net change in unrealized appreciation (depreciation) on:
Swap contracts	1,838	(33,972)	(456,634)	18,622	59,477
Net change in unrealized appreciation (depreciation)	1,838	(33,972)	(456,634)	18,622	59,477
Net realized and unrealized gain (loss)	31,467	286,368	(4,097,577)	(27,727)	75,435
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 31,399	$286,019	$(4,104,912)	$(27,857)	$75,435

The accompanying notes are an integral part of these financial statements.

19

Themes ETF Trust
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)(Continued)

	Leverage Shares 2X Long PYPL Daily ETF	Leverage Shares 2X Long TSLA Daily ETF	Leverage Shares 2X Long TSM Daily ETF	Leverage Shares 2X Long XYZ Daily ETF
INVESTMENT INCOME:
Interest income	$125	$24,976	$793	$200
Total investment income	125	24,976	793	200
EXPENSES:
Investment advisory fee	185	33,029	1,725	183
Total expenses	185	33,029	1,725	183
Net investment income/(loss)	(60)	(8,053)	(932)	17
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Swap contracts	(3,119)	(10,709,757)	(317,699)	26,836
Net realized gain (loss)	(3,119)	(10,709,757)	(317,699)	26,836
Net change in unrealized appreciation (depreciation) on:
Swap contracts	42,668	303,842	26,120	19,518
Net change in unrealized appreciation (depreciation)	42,668	303,842	26,120	19,518
Net realized and unrealized gain (loss)	39,549	(10,405,915)	(291,579)	46,354
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 39,489	$(10,413,968)	$(292,511)	$46,371

The accompanying notes are an integral part of these financial statements.

20

Themes ETF Trust
Statements of Changes in Net Assets

	Leverage Shares 2X Long ADBE Daily ETF	Leverage Shares 2X Long AMD Daily ETF	Leverage Shares 2X Long ARM Daily ETF	Leverage Shares 2X Long ASML Daily ETF
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025(b) (Unaudited)	Period Ended April 30, 2025(c) (Unaudited)	Period Ended April 30, 2025(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(111)	$(1,774)	$(4,610)	$(2,830)
Net realized gain (loss)	(34,064)	(1,071,376)	(3,998,674)	(1,110,187)
Net change in unrealized appreciation (depreciation)	(4,804)	16,976	126,993	246
Net increase (decrease) in net assets from operations	(38,979)	(1,056,174)	(3,876,291)	(1,112,771)
CAPITAL TRANSACTIONS:
Subscriptions	507,436	4,793,812	9,856,790	5,661,653
Redemptions	(132,436)	(2,267,339)	(1,486,609)	(2,676,963)
Net increase (decrease) in net assets from capital transactions	375,000	2,526,473	8,370,181	2,984,690
Net increase (decrease) in net assets	336,021	1,470,299	4,493,890	1,871,919
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$336,021	$1,470,299	$4,493,890	$1,871,919
SHARES TRANSACTIONS
Subscriptions	35,000	385,000	715,000	390,000
Redemptions	(10,000)	(200,000)	(165,000)	(225,000)
Total increase (decrease) in shares outstanding	25,000	185,000	550,000	165,000

(a)	Inception date of the Fund was March 20, 2025.
(b)	Inception date of the Fund was January 23, 2025.
(c)	Inception date of the Fund was January 13, 2025.
The accompanying notes are an integral part of these financial statements.

21

Themes ETF Trust
Statements of Changes in Net Assets(Continued)

	Leverage Shares 2X Long COIN Daily ETF	Leverage Shares 2X Long CRM Daily ETF	Leverage Shares 2X Long HOOD Daily ETF	Leverage Shares 2X Long NVDA Daily ETF
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025(b) (Unaudited)	Period Ended April 30, 2025(c) (Unaudited)	Period Ended April 30, 2025(d) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(163)	$(68)	$(349)	$(7,335)
Net realized gain (loss)	115,147	29,629	320,340	(3,640,943)
Net change in unrealized appreciation (depreciation)	(14,218)	1,838	(33,972)	(456,634)
Net increase (decrease) in net assets from operations	100,766	31,399	286,019	(4,104,912)
CAPITAL TRANSACTIONS:
Subscriptions	1,942,409	1,133,857	2,047,818	18,772,093
Redemptions	(1,511,946)	(842,672)	(685,547)	(2,481,795)
Net increase (decrease) in net assets from capital transactions	430,463	291,185	1,362,271	16,290,298
Net increase (decrease) in net assets	531,229	322,584	1,648,290	12,185,386
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$531,229	$322,584	$1,648,290	$12,185,386
SHARES TRANSACTIONS
Subscriptions	140,000	75,000	160,000	1,960,000
Redemptions	(110,000)	(55,000)	(60,000)	(315,000)
Total increase (decrease) in shares outstanding	30,000	20,000	100,000	1,645,000

(a)	Inception date of the Fund was March 13, 2025.
(b)	Inception date of the Fund was April 3, 2025.
(c)	Inception date of the Fund was March 20, 2025.
(d)	Inception date of the Fund was December 12, 2024.
The accompanying notes are an integral part of these financial statements.

22

Themes ETF Trust
Statements of Changes in Net Assets(Continued)

	Leverage Shares 2X Long PANW Daily ETF	Leverage Shares 2X Long PLTR Daily ETF	Leverage Shares 2X Long PYPL Daily ETF	Leverage Shares 2X Long TSLA Daily ETF
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025(b) (Unaudited)	Period Ended April 30, 2025(c) (Unaudited)	Period Ended April 30, 2025(d) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(130)	$—	$(60)	$(8,053)
Net realized gain (loss)	(46,349)	15,958	(3,119)	(10,709,757)
Net change in unrealized appreciation (depreciation)	18,622	59,477	42,668	303,842
Net increase (decrease) in net assets from operations	(27,857)	75,435	39,489	(10,413,968)
CAPITAL TRANSACTIONS:
Subscriptions	942,778	375,000	685,714	42,315,616
Redemptions	(181,356)	—	(229,161)	(11,778,582)
Net increase (decrease) in net assets from capital transactions	761,422	375,000	456,553	30,537,034
Net increase (decrease) in net assets	733,565	450,435	496,042	20,123,066
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$733,565	$450,435	$496,042	$20,123,066
SHARES TRANSACTIONS
Subscriptions	65,000	25,000	45,000	5,670,000
Redemptions	(15,000)	—	(15,000)	(1,680,000)
Total increase (decrease) in shares outstanding	50,000	25,000	30,000	3,990,000

(a)	Inception date of the Fund was March 20, 2025.
(b)	Inception date of the Fund was April 24, 2025.
(c)	Inception date of the Fund was April 3, 2025.
(d)	Inception date of the Fund was December 12, 2024.
The accompanying notes are an integral part of these financial statements.

23

Themes ETF Trust
Statements of Changes in Net Assets(Continued)

	Leverage Shares 2X Long TSM Daily ETF	Leverage Shares 2X Long XYZ Daily ETF
	Period Ended April 30, 2025(a) (Unaudited)	Period Ended April 30, 2025(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(932)	$17
Net realized gain (loss)	(317,699)	26,836
Net change in unrealized appreciation (depreciation)	26,120	19,518
Net increase (decrease) in net assets from operations	(292,511)	46,371
CAPITAL TRANSACTIONS:
Subscriptions	2,639,053	751,986
Redemptions	(999,153)	(376,986)
Net increase (decrease) in net assets from capital transactions	1,639,900	375,000
Net increase (decrease) in net assets	1,347,389	421,371
NET ASSETS:
Beginning of the period	—	—
End of the period	$ 1,347,389	$421,371
SHARES TRANSACTIONS
Subscriptions	210,000	50,000
Redemptions	(60,000)	(25,000)
Total increase (decrease) in shares outstanding	150,000	25,000

(a)	Inception date of the Fund was January 13, 2025.
(b)	Inception date of the Fund was April 3, 2025.
The accompanying notes are an integral part of these financial statements.

24

Leverage Shares 2X Long ADBE Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(1.56)
Total from investment operations	(1.56)
LESS DISTRIBUTIONS
Net asset value, end of period	$13.44
Total return(e)	−10.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$336
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.33)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was March 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

Leverage Shares 2X Long AMD Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(7.04)
Total from investment operations	(7.05)
LESS DISTRIBUTIONS
Net asset value, end of period	$7.95
Total return(d)	−47.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,470
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.37)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

26

Leverage Shares 2X Long ARM Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(6.82)
Total from investment operations	(6.83)
LESS DISTRIBUTIONS
Net asset value, end of period	$8.17
Total return(d)	−45.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,494
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.42)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

27

Leverage Shares 2X Long ASML Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(3.65)
Total from investment operations	(3.66)
LESS DISTRIBUTIONS
Net asset value, end of period	$11.34
Total return(d)	−24.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,872
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.31)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

28

Leverage Shares 2X Long COIN Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	2.71
Total from investment operations	2.71
LESS DISTRIBUTIONS
Net asset value, end of period	$17.71
Total return(e)	18.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$531
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.25)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was March 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

29

Leverage Shares 2X Long CRM Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	1.13
Total from investment operations	1.13
LESS DISTRIBUTIONS
Net asset value, end of period	$16.13
Total return(e)	7.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$323
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.25)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

30

Leverage Shares 2X Long HOOD Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	1.49
Total from investment operations	1.48
LESS DISTRIBUTIONS
Net asset value, end of period	$16.48
Total return(d)	9.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,648
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.44)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was March 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

31

Leverage Shares 2X Long NVDA Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(7.58)
Total from investment operations	(7.59)
LESS DISTRIBUTIONS
Net asset value, end of period	$7.41
Total return(d)	−50.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,185
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.32)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was December 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

32

Leverage Shares 2X Long PANW Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(0.32)
Total from investment operations	(0.33)
LESS DISTRIBUTIONS
Net asset value, end of period	$14.67
Total return(d)	−2.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$734
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.38)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was March 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

33

Leverage Shares 2X Long PLTR Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	3.02
Total from investment operations	3.02
LESS DISTRIBUTIONS
Net asset value, end of period	$18.02
Total return(e)	20.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$450
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.00%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was April 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

34

Leverage Shares 2X Long PYPL Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	1.53
Total from investment operations	1.53
LESS DISTRIBUTIONS
Net asset value, end of period	$16.53
Total return(e)	10.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$496
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.24)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

35

Leverage Shares 2X Long TSLA Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(9.96)
Total from investment operations	(9.96)
LESS DISTRIBUTIONS
Net asset value, end of period	$5.04
Total return(e)	−66.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,123
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.18)%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was December 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

36

Leverage Shares 2X Long TSM Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(6.01)
Total from investment operations	(6.02)
LESS DISTRIBUTIONS
Net asset value, end of period	$8.98
Total return(d)	−40.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,347
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.41)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

37

Leverage Shares 2X Long XYZ Daily ETF
Financial Highlights

Period Ended April 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	1.85
Total from investment operations	1.85
LESS DISTRIBUTIONS
Net asset value, end of period	$16.85
Total return(e)	12.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$421
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.07%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

38

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)
1. ORGANIZATION
The Leverage Shares 2X Long ADBE Daily ETF, Leverage Shares 2X Long AMD Daily ETF, Leverage Shares 2X Long ARM Daily ETF, Leverage Shares 2X Long ASML Daily ETF, Leverage Shares 2X Long COIN Daily ETF, Leverage Shares 2X Long CRM Daily ETF, Leverage Shares 2X Long HOOD Daily ETF, Leverage Shares 2X Long NVDA Daily ETF, Leverage Shares 2X Long PANW Daily ETF, Leverage Shares 2X Long PLTR Daily ETF, Leverage Shares 2X Long PYPL Daily ETF, Leverage Shares 2X Long TSLA Daily ETF, Leverage Shares 2X Long TSM Daily ETF and Leverage Shares 2X Long XYZ Daily ETF (collectively, the “Funds”) are non-diversified series of Themes ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on February 22, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Themes Management Company, LLC (“Themes” or the “Adviser”), the Funds’ Investment Adviser.
The Funds seek daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of an underlying security as summarized below.

Fund	Underlying Security
Leverage Shares 2X Long ADBE Daily ETF	Common stock of Adobe, Inc. (NASDAQ: ADBE)
Leverage Shares 2X Long AMD Daily ETF	Common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD)
Leverage Shares 2X Long ARM Daily ETF	Common stock of Arm Holdings Plc. ADR (NASDAQ: ARM)
Leverage Shares 2X Long ASML Daily ETF	Common stock of ASML Holding N.V. ADR (NASDAQ: ASML)
Leverage Shares 2X Long COIN Daily ETF	Common stock of Coinbase Global, Inc. (NASDAQ: COIN)
Leverage Shares 2X Long CRM Daily ETF	Common stock of Salesforce, Inc. (NASDAQ: CRM)
Leverage Shares 2X Long HOOD Daily ETF	Common stock of Robinhood Markets, Inc. (NASDAQ: HOOD)
Leverage Shares 2X Long NVDA Daily ETF	Common stock of NVIDIA Corp. (NASDAQ: NVDA)
Leverage Shares 2X Long PANW Daily ETF	Common stock of Palo Alto Networks, Inc. (NASDAQ: PANW)
Leverage Shares 2X Long PLTR Daily ETF	Common stock of Palantir Technologies, Inc. (NYSE: PLTR)
Leverage Shares 2X Long PYPL Daily ETF	Common stock of PayPal Holdings, Inc. (NASDAQ: PYPL)
Leverage Shares 2X Long TSLA Daily ETF	Common stock of Tesla, Inc. (NASDAQ: TSLA)
Leverage Shares 2X Long TSM Daily ETF	Common stock of Taiwan Semiconductor Manufacturing Co., Ltd. ADR (NYSE: TSM)
Leverage Shares 2X Long XYZ Daily ETF	Common stock of Block, Inc. (NYSE: XYZ)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statement in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the

39

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
exchange or market on which the security is primarily traded at the time of valuation. Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Swap contracts are valued based on the closing price of the underlying security. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has delegated the Adviser as the valuation designed of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

40

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments on April 30, 2025, are as follows:
Leverage Shares 2X Long ADBE Daily ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$14,978	$—	$—	$14,978
Total Investments	$14,978	$—	$—	$14,978
Other Financial Instruments:
Total Return Swaps*	$—	$3,269	$—	$3,269
Total Other Financial Instruments	$—	$3,269	$—	$3,269
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(8,073)	$—	$(8,073)
Total Other Financial Instruments	$—	$(8,073)	$—	$(8,073)

Leverage Shares 2X Long AMD Daily ETF

Assets:
Investments:
Money Market Funds	$214,467	$—	$—	$214,467
Total Investments	$214,467	$—	$—	$214,467
Other Financial Instruments:
Total Return Swaps*	$—	$18,413	$—	$18,413
Total Other Financial Instruments	$—	$18,413	$—	$18,413
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(1,437)	$—	$(1,437)
Total Other Financial Instruments	$—	$(1,437)	$—	$(1,437)

41

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Leverage Shares 2X Long ARM Daily ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$222,882	$—	$—	$222,882
Total Investments	$222,882	$—	$—	$222,882
Other Financial Instruments:
Total Return Swaps*	$—	$128,071	$—	$128,071
Total Other Financial Instruments	$—	$128,071	$—	$128,071
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(1,078)	$—	$(1,078)
Total Other Financial Instruments	$—	$(1,078)	$—	$(1,078)

Leverage Shares 2X Long ASML Daily ETF

Assets:
Investments:
Money Market Funds	$154,635	$—	$—	$154,635
Total Investments	$154,635	$—	$—	$154,635
Other Financial Instruments:
Total Return Swaps*	$—	$1,088	$—	$1,088
Total Other Financial Instruments	$—	$1,088	$—	$1,088
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(842)	$—	$(842)
Total Other Financial Instruments	$—	$(842)	$—	$(842)

Leverage Shares 2X Long COIN Daily ETF

Assets:
Investments:
Money Market Funds	$54,277	$—	$—	$54,277
Total Investments	$54,277	$—	$—	$54,277
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(14,218)	$—	$(14,218)
Total Other Financial Instruments	$—	$(14,218)	$—	$(14,218)

42

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Leverage Shares 2X Long CRM Daily ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$33,629	$—	$—	$33,629
Total Investments	$33,629	$—	$—	$33,629
Other Financial Instruments:
Total Return Swaps*	$—	$2,779	$—	$2,779
Total Other Financial Instruments	$—	$2,779	$—	$2,779
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(941)	$—	$(941)
Total Other Financial Instruments	$—	$(941)	$—	$(941)

Leverage Shares 2X Long HOOD Daily ETF

Assets:
Investments:
Money Market Funds	$110,036	$—	$—	$110,036
Total Investments	$110,036	$—	$—	$110,036
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(33,972)	$—	$(33,972)
Total Other Financial Instruments	$—	$(33,972)	$—	$(33,972)

Leverage Shares 2X Long NVDA Daily ETF

Assets:
Investments:
Money Market Funds	$1,270,694	$—	$—	$1,270,694
Total Investments	$1,270,694	$—	$—	$1,270,694
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(456,634)	$—	$(456,634)
Total Other Financial Instruments	$—	$(456,634)	$—	$(456,634)

43

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Leverage Shares 2X Long PANW Daily ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$47,486	$—	$—	$47,486
Total Investments	$47,486	$—	$—	$47,486
Other Financial Instruments:
Total Return Swaps*	$—	$18,871	$—	$18,871
Total Other Financial Instruments	$—	$18,871	$—	$18,871
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(249)	$—	$(249)
Total Other Financial Instruments	$—	$(249)	$—	$(249)

Leverage Shares 2X Long PLTR Daily ETF

Assets:
Investments:
Money Market Funds	$29,784	$—	$—	$29,784
Total Investments	$29,784	$—	$—	$29,784
Other Financial Instruments:
Total Return Swaps*	$—	$59,675	$—	$59,675
Total Other Financial Instruments	$—	$59,675	$—	$59,675
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(198)	$—	$(198)
Total Other Financial Instruments	$—	$(198)	$—	$(198)

Leverage Shares 2X Long PYPL Daily ETF

Assets:
Investments:
Money Market Funds	$34,419	$—	$—	$34,419
Total Investments	$34,419	$—	$—	$34,419
Other Financial Instruments:
Total Return Swaps*	$—	$42,915	$—	$42,915
Total Other Financial Instruments	$—	$42,915	$—	$42,915
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(247)	$—	$(247)
Total Other Financial Instruments	$—	$(247)	$—	$(247)

44

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Leverage Shares 2X Long TSLA Daily ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$2,448,933	$—	$—	$2,448,933
Total Investments	$2,448,933	$—	$—	$2,448,933
Other Financial Instruments:
Total Return Swaps*	$—	$691,780	$—	$691,780
Total Other Financial Instruments	$—	$691,780	$—	$691,780
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(387,938)	$—	$(387,938)
Total Other Financial Instruments	$—	$(387,938)	$—	$(387,938)

Leverage Shares 2X Long TSM Daily ETF

Assets:
Investments:
Money Market Funds	$45,940	$—	$—	$45,940
Total Investments	$45,940	$—	$—	$45,940
Other Financial Instruments:
Total Return Swaps*	$—	$26,120	$—	$26,120
Total Other Financial Instruments	$—	$26,120	$—	$26,120

Leverage Shares 2X Long XYZ Daily ETF

Assets:
Investments:
Money Market Funds	$94,160	$—	$—	$94,160
Total Investments	$94,160	$—	$—	$94,160
Other Financial Instruments:
Total Return Swaps*	$—	$21,401	$—	$21,401
Total Other Financial Instruments	$—	$21,401	$—	$21,401
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(1,883)	$—	$(1,883)
Total Other Financial Instruments	$—	$(1,883)	$—	$(1,883)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of April 30, 2025.
Derivatives – Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the

45

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.
Most swaps entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.
Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of April 30, 2025.

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long ADBE Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$—	$(7,391)	$(7,391)	$7,391	$—
Clear Street	3,269	—	3,269	—	3,269
Marex	—	(682)	(682)	682	—
	$3,269	$(8,073)	$(4,804)	$8,073	$3,269
Leverage Shares 2X Long AMD Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$13,504	$—	$13,504	$—	$13,504
Clear Street	4,909	—	4,909	—	4,909
Marex	—	(1,437)	(1,437)	1,437	—
	$18,413	$(1,437)	$16,976	$1,437	$18,413
Leverage Shares 2X Long ARM Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$36,900	$—	$36,900	$—	$36,900
Clear Street	91,171	—	91,171	—	91,171
Marex	—	(1,078)	(1,078)	1,078	—
	$128,071	$(1,078)	$126,993	$1,078	$128,071

46

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long ASML Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$—	$(842)	$(842)	$842	$—
Clear Street	585	—	585	—	585
Marex	503	—	503	—	503
	$1,088	$(842)	$246	$842	$1,088
Leverage Shares 2X Long COIN Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$—	$(5,541)	$(5,541)	$5,541	$—
Clear Street	—	(4,659)	(4,659)	4,659	—
Marex	—	(4,018)	(4,018)	4,018	—
	$—	$(14,218)	$(14,218)	$14,218	$—
Leverage Shares 2X Long CRM Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$2,674	$—	$2,674	$—	$2,674
Clear Street	—	(941)	(941)	941	—
Marex	105	—	105	—	105
	$2,779	$(941)	$1,838	$941	$2,779
Leverage Shares 2X Long HOOD Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$—	$(2,936)	$(2,936)	$2,936	$—
Clear Street	—	(30,510)	(30,510)	30,510	—
Marex	—	(526)	(526)	526	—
	$—	$(33,972)	$(33,972)	$33,972	$—
Leverage Shares 2X Long NVDA Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$—	$(342,077)	$(342,077)	$342,077	$—
Clear Street	—	(101,955)	(101,955)	101,955	—
Marex	—	(12,602)	(12,602)	12,602	—
	$—	$(456,634)	$(456,634)	$456,634	$—
Leverage Shares 2X Long PANW Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$5,048	$—	$5,048	$—	$5,048
Clear Street	13,823	—	13,823	—	13,823
Marex	—	(249)	(249)	249	—
	$18,871	$(249)	$18,622	$249	$18,871

47

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Leverage Shares 2X Long PLTR Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$31,547	$—	$31,547	$—	$31,547
Clear Street	28,128	—	28,128	—	28,128
Marex	—	(198)	(198)	198	—
	$59,675	$(198)	$59,477	$198	$59,675
Leverage Shares 2X Long PYPL Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$9,783	$—	$9,783	$—	$9,783
Clear Street	33,132	—	33,132	—	33,132
Marex	—	(247)	(247)	247	—
	$42,915	$(247)	$42,668	$247	$42,915
Leverage Shares 2X Long TSLA Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$691,780	$—	$691,780	$—	$691,780
Clear Street	—	(369,527)	(369,527)	369,527	—
Marex	—	(18,411)	(18,411)	18,411	—
	$691,780	$(387,938)	$303,842	$387,938	$691,780
Leverage Shares 2X Long TSM Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$7,532	$—	$7,532	$—	$7,532
Clear Street	18,226	—	18,226	—	18,226
Marex	362	—	362	—	362
	$26,120	$—	$26,120	$—	$26,120
Leverage Shares 2X Long XYZ Daily ETF
Total Return Swap Contracts
Cantor Fitzgerald	$15,008	$—	$15,008	$—	$15,008
Clear Street	6,393	—	6,393	—	6,393
Marex	—	(1,883)	(1,883)	1,883	—
	$21,401	$(1,883)	$19,518	$1,883	$21,401

*	Statement of Assets and Liabilities location: Unrealized appreciation on swap contracts.
**	Statement of Assets and Liabilities location: Unrealized depreciation on swap contracts.
***	The actual collateral pledged (received) may be more than the amounts shown.

48

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
The average monthly notional amount of the total return swap contracts during the period ended April 30, 2025 were as follows:

Leverage Shares 2X Long ADBE Daily ETF	$699,377
Leverage Shares 2X Long AMD Daily ETF	3,742,266
Leverage Shares 2X Long ARM Daily ETF	8,190,095
Leverage Shares 2X Long ASML Daily ETF	6,033,093
Leverage Shares 2X Long COIN Daily ETF	949,035
Leverage Shares 2X Long CRM Daily ETF	645,710
Leverage Shares 2X Long HOOD Daily ETF	2,001,832
Leverage Shares 2X Long NVDA Daily ETF	13,644,525
Leverage Shares 2X Long PANW Daily ETF	1,056,884
Leverage Shares 2X Long PLTR Daily ETF	900,855
Leverage Shares 2X Long PYPL Daily ETF	992,011
Leverage Shares 2X Long TSLA Daily ETF	27,686,352
Leverage Shares 2X Long TSM Daily ETF	1,779,140
Leverage Shares 2X Long XYZ Daily ETF	842,319

The Funds utilize this volume of derivatives to obtain leverage in order to meet the investment objectives of 200% daily performance of their respective underlying security.
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. As of April 30, 2025, the Funds were invested in total return swap contracts, whose primary risk is equity price risk, which are reflected in the Statements of Assets and Liabilities as follows:

Derivatives Assets[1]	Amount
Leverage Shares 2X Long ADBE Daily ETF	$3,269
Leverage Shares 2X Long AMD Daily ETF	18,413
Leverage Shares 2X Long ARM Daily ETF	128,071
Leverage Shares 2X Long ASML Daily ETF	1,088
Leverage Shares 2X Long CRM Daily ETF	2,779
Leverage Shares 2X Long PANW Daily ETF	18,871
Leverage Shares 2X Long PLTR Daily ETF	59,675
Leverage Shares 2X Long PYPL Daily ETF	42,915
Leverage Shares 2X Long TSLA Daily ETF	691,780
Leverage Shares 2X Long TSM Daily ETF	26,120
Leverage Shares 2X Long XYZ Daily ETF	21,401

Derivatives Liabilties[2]	Amount
Leverage Shares 2X Long ADBE Daily ETF	$8,073
Leverage Shares 2X Long AMD Daily ETF	1,437
Leverage Shares 2X Long ARM Daily ETF	1,078
Leverage Shares 2X Long ASML Daily ETF	842
Leverage Shares 2X Long COIN Daily ETF	14,218
Leverage Shares 2X Long CRM Daily ETF	941
Leverage Shares 2X Long HOOD Daily ETF	33,972
Leverage Shares 2X Long NVDA Daily ETF	456,634
Leverage Shares 2X Long PANW Daily ETF	249
Leverage Shares 2X Long PLTR Daily ETF	198
Leverage Shares 2X Long PYPL Daily ETF	247
Leverage Shares 2X Long TSLA Daily ETF	387,938
Leverage Shares 2X Long XYZ Daily ETF	1,883

49

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swap contracts.
[2]	Statement of Assets and Liabilities location: Unrealized depreciation on swap contracts.
The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended April 30, 2025 is as follows:

	Realized Gain (Loss) on Derivatives[1]	Change in Unrealized Appreciation (Depreciation) on Derivatives[2]
Leverage Shares 2X Long ADBE Daily ETF	$(34,064)	$(4,804)
Leverage Shares 2X Long AMD Daily ETF	(1,071,376)	16,976
Leverage Shares 2X Long ARM Daily ETF	(3,998,674)	126,993
Leverage Shares 2X Long ASML Daily ETF	(1,110,187)	246
Leverage Shares 2X Long COIN Daily ETF	115,147	(14,218)
Leverage Shares 2X Long CRM Daily ETF	29,629	1,838
Leverage Shares 2X Long HOOD Daily ETF	320,340	(33,972)
Leverage Shares 2X Long NVDA Daily ETF	(3,640,943)	(456,634)
Leverage Shares 2X Long PANW Daily ETF	(46,349)	18,622
Leverage Shares 2X Long PLTR Daily ETF	15,958	59,477
Leverage Shares 2X Long PYPL Daily ETF	(3,119)	42,668
Leverage Shares 2X Long TSLA Daily ETF	(10,709,757)	303,842
Leverage Shares 2X Long TSM Daily ETF	(317,699)	26,120
Leverage Shares 2X Long XYZ Daily ETF	26,836	19,518

[1]	Statement of Operations location: Net realized gain (loss) from swap contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund has qualified and intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital. The Funds made no distributions to shareholders during the period ended April 30, 2025.

50

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. Based on this evaluation, Management has concluded that there are no uncertain tax positions that require recognition in the financial statements as of April 30, 2025. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Themes, each Fund pays a unified management fee to the Adviser of 0.75%, which is calculated daily and paid monthly at an annual rate.
The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (collectively, “Excluded Expenses”). The Trust acknowledges and agrees that the Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, sub-advisers.
Distribution Agreement and 12b-1 Plan – ALPS Distributors, Inc. (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Other Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to an Administration Agreement, Transfer Agency and Service Agreement and Fund Accounting Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

51

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Pursuant to an agreement between the Trust, on behalf of the Funds, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At April 30, 2025, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite deposit securities). Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statement of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. INVESTMENT TRANSACTIONS
During the period ended April 30, 2025, there were no purchases or sales of long-term securities, or purchases and sales of in-kind transactions associated with creations and redemptions. There were no long-term purchases or sales of U.S. Government Securities in the Funds.

52

Themes ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
6. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”
7. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
8. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date the financial statements were available for issuance. Based on this evaluation, no additional adjustments or disclosures were required to the financial statements.

53

THEMES ETF TRUST
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the registrant for serving in such capacities. Each current Independent Trustee of the Board is paid $32,250 for his or her services as a Board member to the Trust. Independent Trustee fees are paid by Themes Management Company, LLC through a unitary management fee, not by the registrant.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
August 2024 meeting
At a meeting held on August 8, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 13 series of shares (each, a “Fund” and together, the “Funds”), including Leverage Shares 2X Long AMD Daily ETF, Leverage Shares 2X Long ARM Daily ETF, Leverage Shares 2X Long ASML Daily ETF, Leverage Shares 2X Long COIN Daily ETF, Leverage Shares 2X Long NVDA Daily ETF, Leverage Shares 2X Long TSLA Daily ETF and Leverage Shares 2X Long TSM Daily ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including information presented to the Board by representatives of Themes. The Independent Trustees noted having met with Counsel to the Independent Trustees prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.

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FORM N-CSR ITEMS (Unaudited)(Continued)
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, personnel, shared services arrangement with an affiliated company and methods of operating, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while Themes was a recently formed entity and that it had limited experience managing registered funds, its personnel had significant experience in managing the investment strategies of the New Funds, the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the New Funds’ portfolio managers in trading options. After reviewing the foregoing and further information from Themes, the Board concluded that the personnel at Themes have the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the New Funds and Themes.
The Board noted that the New Funds had not commenced operations, and that the other operational series of the Trust launched in December 2023 and 2024 with only limited performance information available, and that, therefore, consideration of the performance of the New Funds or the other series of the Trust was not relevant at this time. It was also noted that Themes was an entity formed in 2023 expressly to manage funds and did not manage any other accounts. As such, there was no relevant investment performance to review at this time. The Board acknowledged that the investment management, operational, trading and compliance teams at Themes have extensive experience in their respective roles and are qualified to manage the New Funds in accordance with their respective investment objectives and strategies.
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund, including the nature and frequency of advisory fee payments. The Board noted projections from Themes as to the level of assets under management needed in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds. The Board considered how the New Funds’ proposed management fees compare to other similar funds, noting that each New Fund’s proposed management fee was lower than the management fees charged by similar funds. They also compared the New Funds’ estimated expense ratios to the respective group of similar funds, finding that each New Fund’s estimated expense ratio was below that of the similar funds. The Board considered the complexity of the New Funds’ investment strategies and the operational burdens of overseeing daily trading. The differences in certain of the New Funds’ investment strategies from the group of similar funds was also considered. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.

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FORM N-CSR ITEMS (Unaudited)(Continued)
4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections to be put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.
November 2024 meeting
At a meeting held on November 15, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 22 series of shares (each, a “Fund” and together, the “Funds”), Leverage Shares 2X Long ADBE Daily ETF, Leverage Shares 2X Long PANW Daily ETF, Leverage Shares 2X Long PLTR Daily ETF, Leverage Shares 2X Long PYPL Daily ETF and Leverage Shares 2X Long XYZ Daily ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including information presented to the Board by representatives of Themes. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary

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FORM N-CSR ITEMS (Unaudited)(Continued)
duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, personnel, shared services arrangement with an affiliated company and methods of operating, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while Themes was a recently formed entity and that it had limited experience managing registered funds, its personnel had significant experience in managing the investment strategies of the New Funds, the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the New Funds’ portfolio managers in trading total return swaps and options. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the New Funds and Themes.
The Board noted that, as the New Funds had not commenced operations and the other operational series of the Trust had only limited performance information available, the consideration of the performance of the New Funds or other series of the Trust was not relevant at this time. It was also noted that Themes was an entity formed in 2023 expressly to manage funds and did not manage any other accounts. As such, there was no relevant investment performance to review at this time. The Board acknowledged that the investment management, operational, trading and compliance teams at Themes have extensive experience in their respective roles and are qualified to manage the New Funds in accordance with their respective investment objectives and strategies.
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund, including the nature and frequency of advisory fee payments. The Board noted projections from Themes as to the level of assets under management required in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds. The Board considered how the New Funds’ proposed management fees compare to other similar funds, noting that each New Fund’s proposed management fee was lower than the management fees charged by similar funds. They also compared the New Funds’ estimated expense ratios to the

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THEMES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
respective group of similar funds, finding that each New Fund’s estimated expense ratio was below that of the similar funds. The Board considered the complexity of the New Funds’ investment strategies and the operational burdens of overseeing daily trading. The differences in certain of the New Funds’ investment strategies from the group of similar funds was also considered. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections to be put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.
February 2025
At a meeting held on February 28, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 36 series of shares (each, a “Fund” and together, the “Funds”), including Leverage Shares 2X Long CRM Daily ETF and Leverage Shares 2X Long HOOD Daily ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each New Fund, including information presented to the Board by representatives of Themes. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response and the various

58

THEMES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each New Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each New Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each New Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each New Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the New Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each New Fund would be managed with representatives of Themes. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for assuring compliance with each New Fund’s investment objectives and limitations, the anticipated coordination of services for the New Funds among the service providers, and the anticipated efforts of Themes to promote the New Funds and grow their assets. The Board considered Themes’ staffing, personnel, shared services arrangement with an affiliated company and methods of operating, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while Themes was a recently formed entity and that it had limited experience managing registered funds, its personnel had significant experience in managing the investment strategies of the New Funds, the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the New Funds’ portfolio managers in trading total return swaps and options. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the New Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the New Funds and Themes.
The Board noted that, as the New Funds had not commenced operations and the other operational series of the Trust had only limited performance information available, the consideration of the performance of the New Funds or other series of the Trust was not relevant at this time. It was also noted that Themes was an entity formed in 2023 expressly to manage funds and did not manage any other accounts. As such, there was no relevant investment performance to review at this time. The Board acknowledged that the investment management, operational, trading and compliance teams at Themes have extensive experience in their respective roles and are qualified to manage the New Funds in accordance with their respective investment objectives and strategies.

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THEMES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the New Funds.
The Board considered the financial condition of Themes and the level of commitment to the New Funds by its owners and the estimated expenses of each New Fund, including the nature and frequency of advisory fee payments. The Board noted projections from Themes as to the level of assets under management required in each New Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective New Funds. The Board considered how the New Funds’ proposed management fees compare to other similar funds, noting that each New Fund’s proposed management fee was lower than the management fees charged by similar funds. They also compared the New Funds’ estimated expense ratios to the respective group of similar funds, finding that each New Fund’s estimated expense ratio was below that of the similar funds. The Board considered the complexity of the New Funds’ investment strategies and the operational burdens of overseeing daily trading. The differences in certain of the New Funds’ investment strategies from the group of similar funds was also considered. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4. The extent to which economies of scale would be realized as a New Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.
The Board considered each New Fund’s proposed fee arrangements with Themes, noting that each New Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each New Fund. Following further discussion of each New Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each New Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Funds; the basis of decisions to buy or sell securities for the New Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures; and the use of the name of the Adviser’s affiliate, Leverage Shares, in the name of the New Funds and the compliance policies and procedures and legal protections to be put in place related thereto. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the New Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the New Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.

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Themes ETF Trust
SUPPLEMENTAL INFORMATION (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-584-3637, or by visiting the Funds’ website at www.ThemesETFs.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-584-3637. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-584-3637 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.ThemesETFs.com.

61

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(b)). Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Themes ETF Trust

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez
Principal Executive Officer

Date	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez
Principal Executive Officer

Date	July 7, 2025

By (Signature and Title)	/s/ Dobromir Kamburov
Dobromir Kamburov
Principal Financial Officer

Date	July 7, 2025